Average Annual Total Returns - PROFUND VP ULTRASHORT DOW 30	None OneYear	None FiveYears	None TenYears	None Inception Date	Dow Jones Industrial AverageSM OneYear		Dow Jones Industrial AverageSM FiveYears		Dow Jones Industrial AverageSM TenYears
Total	(45.44%)	(32.28%)	(29.63%)	Sep. 14, 2006	9.72%	[1]	14.65%	[1]	12.97%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.